Investments	12 Months Ended
Dec. 31, 2011
Available For Sale Securities [Abstract]:
Investments [Text Block]
4. Investments:
During 2008, the Company purchased bonds issued by the US Government and by the Province of Ontario as follows:
(a) In October 2008, two bonds issued by the US Government with principal amount of $45,000 at a purchase price of $45,686 in the aggregate. The US Government bonds have Coupon rates at 2.375% and 2.000% and matured in August and September 2010, respectively.
(b) In December 2008, two bonds issued by the Province of Ontario with principal amount of $11,000 at a purchase price of $11,195 in the aggregate. The two Province of Ontario bonds have Coupon rates at 3.125% and 2.750% and matured in September 2010 and February 2011, respectively.
As at December 31, 2010 the Company held the following bonds at fair value:

Issuer	Principal amount	Invested amount	Coupon rate	Maturity	Market Value December 31, 2010
__________________	_________	__________	_________	_______________	_____________
Current assets:
Province of Ontario	6,000	6,083	2.750%	February 22, 2011	6,080
	_________	__________			_____________
Total	6,000	6,083			6,080
	~~_________~~	~~__________~~			~~_____________~~
The total fair value change of the bonds for the year ended December 31, 2009 amounted to an unrealized gain of $15 which is included in Other Comprehensive Income (loss). Following the maturity of the bonds in 2010, $228 was transferred from Other Comprehensive Income (loss), to Interest income in the accompanying 2010 consolidated statement of income. The fair value change of the bonds held by the Company at December 31, 2010 amounted to an unrealized loss of $110 which is included in Other Comprehensive Income (loss).
As at December 31, 2010, the Company held at fair value one Province of Ontario bond amounting to $6,080 upon maturity of which, on February 22, 2011, the Company collected the amount of $6,082 and the amount of $8 was transferred to Interest income from Other Comprehensive Income in the accompanying 2011 consolidated statement of income.